Convertible Notes Payable (Details) - Schedule of convertible notes payable - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Convertible Notes Payable Abstract
Principal amount	$ 1,259,000	$ 262,104
Less: unamortized debt discount	(312,714)	(29,234)
Convertible notes payable, net	$ 946,286	$ 232,870